CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income / (loss)	€ 262	€ (17)	€ 64
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	114	(20)	(61)
Income tax on remeasurement on post-employment benefit obligations	(16)	5	13
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(17)	26	(8)
Net investment hedges	0	0	4
Income tax on hedges	4	(7)	2
Currency translation differences	34	(18)	1
Other comprehensive income / (loss)	119	(14)	(49)
Total comprehensive income / (loss)	381	(31)	15
Attributable to:
Equity holders of Constellium	374	(34)	10
Non-controlling interests	7	3	5
Total comprehensive income / (loss)	€ 381	€ (31)	€ 15